UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2002
                                               ---------------------------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      YEAGER, WOOD & MARSHALL, INC.
           -----------------------------
Address:   630 FIFTH AVENUE, STE 2900
           -----------------------------
           NEW YORK, N.Y.  10111
           -----------------------------

Form 13F File Number:      28-113
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      GORDON M. MARCHAND
           ------------------
Title:     VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
           ------------------------------------------------
Phone:     212-765-5350
           ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND             NEW YORK, NY            NOVEMBER 12, 2002
----------------------         ---------------------       -----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                                                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                        ----------------

Form 13F Information Table Entry Total:                        22
                                                        ----------------

Form 13F Information Table Value Total:                  $ 401,889,924
                                                        ----------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   FORM 13F
                             NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                                    #28-113
                                                  DATE: 9/30/02


   ITEM 1:                      ITEM 2:            ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:        ITEM 7:       ITEM 8:
                                                                                       INVESTMENT                     VOTING
NAME OF ISSUER              TITLE OF CLASS          CUSIP     FAIR MARKET   SHARES OR  DISCRETION        MANAGER     AUTHORITY
                                                    NUMBER       VALUE    PRINC.AMT.   SOLE  SHARED OTHER        SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES          COMMON STOCK         002824100      17,703     438,203      X                       48500       389703
AUTOMATIC DATA               COMMON STOCK         053015103      15,909     457,552      X                       34400       423152
 PROCESSING, INC
AMERICAN INT'L GROUP         COMMON STOCK         026874107      25,013     457,268      X                       40353       416915
COLGATE-PALMOLIVE CO         COMMON STOCK         194162103      20,140     373,314      X                       35200       338114
GILLETTE COMPANY             COMMON STOCK         375766102      17,572     593,633      X                       59632       534001
HOME DEPOT INC               COMMON STOCK         437076102      22,949     879,290      X                       85550       793740
JOHNSON & JOHNSON            COMMON STOCK         478160104      22,162     409,792      X                       41900       367892
COCA COLA COMPANY            COMMON STOCK         191216100      24,432     509,431      X                       42300       467131
MARRIOTT INTERNAT'L          COMMON STOCK         571903202      13,134     453,040      X                       48300       404740
MCDONALD'S CORP              COMMON STOCK         580135101      15,906     900,696      X                       74300       826396
MARSH & MCLENNAN CO          COMMON STOCK         571748102      17,322     415,999      X                       42200       373799
MERCK & CO.,  INC            COMMON STOCK         589331107      17,579     384,575      X                       38700       345875
MICROSOFT CORP               COMMON STOCK         594918104         411       9,400      X                                     9400
PFIZER, INC                  COMMON STOCK         717081103      24,795     854,405      X                       71900       782505
PROCTER & GAMBLE             COMMON STOCK         742718109      11,182     125,106      X                       18200       106906
STARBUCKS CORP               COMMON STOCK         855244109      20,488     992,636      X                       90800       901836
STAPLES INC                  COMMON STOCK         855030102      16,467   1,287,458      X                      105500      1181958
STATE STREET CORP            COMMON STOCK         857477103      21,386     553,455      X                       55500       497955
TIFFANY & COMPANY            COMMON STOCK         886547108      14,393     671,610      X                       58900       612710
UNITED PARCEL SRVCE          COMMON STOCK         911312106      19,142     306,121      X                       33000       273121
WAL-MART STORES              COMMON STOCK         931142103      27,283     554,091      X                       50900       503191
WM. WRIGLEY, JR. CO          COMMON STOCK         982526105      16,523     333,862      X                       36300       297562

GRAND TOTAL:                                                401,889,924
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